Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Schedule of Company’s Notes Payable

The following is a summary of the Company’s notes payable – related parties at March 31, 2024 and December 31, 2023:

Balance - December 31, 2022	$-
Advances	5,267,500
Debt discount/issue costs	(1,608,900)
Amortization of debt discount/issue costs	1,406,015
Repayments	(262,500)
Balance - December 31, 2023	4,802,115
Advances	1,375,000
Debt discount/issue costs - original issue discount	(125,000)
Debt discount/issue costs - stock issuances	(345,893)
Amortization of debt discount/issue costs	531,012
Balance - March 31, 2024	$6,237,234

The following is a summary of the Company’s notes payable – related parties at December 31, 2023 and 2022:

Balance - December 31, 2022	$-
Advances	5,267,500
Debt discount/issue costs	(1,608,900)
Amortization of debt discount/issue costs	1,406,015
Repayments	(262,500)
Balance - December 31, 2023	$4,802,115

Schedule of Company’s Notes Payable

The following is a detail of the Company’s notes payable – related parties at March 31, 2024 and December 31, 2023:

Notes Payable - Related Parties
Note Holder	Issue Date	Maturity Date	Shares Issued with Debt		Interest Rate	Default Interest Rate	Collateral	March 31, 2024	December 31, 2023
Note #1	April 19, 2023	April 19, 2024	250,000	A, B	10.00%	18.00%	All assets	$1,500,000	$1,500,000
Note #2	September 22, 2023	April 19, 2024	150,000	A, B	10.00%	18.00%	All assets	600,000	600,000
Note #3	October 13, 2023	April 19, 2024	440,000	A, B	0.00%	18.00%	All assets	320,000	320,000
Note #4	July 5, 2023	May 5, 2024	-		8.00%	18.00%	All assets	440,000	440,000
Note #5	August 2, 2023	April 2, 2024	-		8.00%	18.00%	All assets	440,000	440,000
Note #6	August 23, 2023	April 23, 2024	-		8.00%	18.00%	All assets	110,000	110,000
Note #7	August 30, 2023	April 29, 2024	-		8.00%	18.00%	All assets	165,000	165,000
Note #8	September 6, 2023	May 6, 2024	-		8.00%	18.00%	All assets	220,000	220,000
Note #9	September 13, 2023	May 13, 2024	-		8.00%	18.00%	All assets	110,000	110,000
Note #10	November 3, 2023	May 3, 2024	-		8.00%	18.00%	All assets	165,000	165,000
Note #11	November 21, 2023	May 21, 2024	-		8.00%	18.00%	All assets	220,000	220,000
Note #12	December 4, 2023	June 4, 2024	-		8.00%	18.00%	All assets	220,000	220,000
Note #13	December 13, 2023	June 13, 2024	-		8.00%	18.00%	All assets	165,000	165,000
Note #14	December 18, 2023	June 18, 2024	-		8.00%	18.00%	All assets	110,000	110,000
Note #15	December 20, 2023	June 20, 2024	-		8.00%	18.00%	All assets	55,000	55,000
Note #16	December 27, 2023	June 27, 2024	-		8.00%	18.00%	All assets	165,000	165,000
Note #17	January 5, 2024	May 5, 2024	-		8.00%	18.00%	All assets	110,000	-
Note #18	January 16, 2024	May 16, 2024	-		8.00%	18.00%	All assets	165,000	-
Note #19	January 25, 2024	May 25, 2024	-		8.00%	18.00%	All assets	165,000	-
Note #20	February 7, 2024	June 7, 2024	-		8.00%	18.00%	All assets	165,000	-
Note #21	February 20, 2024	June 20, 2024	-		8.00%	18.00%	All assets	165,000	-
Note #22	February 28, 2024	June 28, 2024	52,000	C	8.00%	18.00%	All assets	165,000	-
Note #23	March 8, 2024	July 8, 2024	52,000	C	8.00%	18.00%	All assets	165,000	-
Note #24	March 15, 2024	July 15, 2024	52,000	C	8.00%	18.00%	All assets	165,000	-
Note #25	March 26, 2024	July 26, 2024	34,722	C	8.00%	18.00%	All assets	110,000	-
								6,380,000	5,005,000
							Less: unamortized debt discount	142,766	202,885
								$6,237,234	$4,802,115

A	See discussion below regarding global amendment for Notes #1, #2 and #3.
B	See discussion below regarding the limitation on the issuance of this lender due to a 9.99% equity ownership blocker.
C	These shares of common stock (190,722) were issued with the underlying original issue discount notes and treated as additional debt discount.

The following is a detail of the Company’s notes payable – related parties at December 31, 2023 and 2022:

Notes Payable - Related Parties
Note Holder	Issue Date	Maturity Date	Shares Issued with Debt		Interest Rate	Default Interest Rate	Collateral	December 31, 2023	December 31, 2022
Note #1	April 19, 2023	April 19, 2024	250,000		10.00%	18.00%	All assets	$1,500,000	$-
Note #2	September 22, 2023	March 22, 2024	150,000	A	10.00%	18.00%	All assets	600,000	-
Note #3	October 13, 2023	January 13, 2024	260,000	B	0.00%	18.00%	All assets	320,000	-
Note #4	July 5, 2023	January 5, 2024	-		8.00%	18.00%	All assets	440,000	-
Note #5	August 2, 2023	February 2, 2024	-		8.00%	18.00%	All assets	440,000	-
Note #6	August 23, 2023	February 23, 2024	-		8.00%	18.00%	All assets	110,000	-
Note #7	August 30, 2023	February 29, 2024	-		8.00%	18.00%	All assets	165,000	-
Note #8	September 6, 2023	January 6, 2024	-		8.00%	18.00%	All assets	220,000	-
Note #9	September 13, 2023	January 13, 2024	-		8.00%	18.00%	All assets	110,000	-
Note #10	November 3, 2023	January 3, 2024	-		8.00%	18.00%	All assets	165,000	-
Note #11	November 21, 2023	January 21, 2024	-		8.00%	18.00%	All assets	220,000	-
Note #12	December 4, 2023	February 4, 2024	-		8.00%	18.00%	All assets	220,000	-
Note #13	December 13, 2023	February 13, 2024	-		8.00%	18.00%	All assets	165,000	-
Note #14	December 18, 2023	February 18, 2024	-		8.00%	18.00%	All assets	110,000	-
Note #15	December 20, 2023	February 20, 2024	-		8.00%	18.00%	All assets	55,000	-
Note #16	December 27, 2023	February 27, 2024	-		8.00%	18.00%	All assets	165,000	-
								5,005,000	-
						Less: unamortized debt discount		202,885	-
								$4,802,115	$-

A	See discussion below regarding global amendment for Notes #2 and #3.
B	See discussion below regarding the limitation on the issuance of this lender due to a 9.99% equity ownership blocker.

Schedule of Loss on Debt Extinguishment

Fair value of debt and common stock on extinguishment date*	$1,791,000
Fair value of debt subject to modification	1,500,000
Loss on debt extinguishment - related party	$291,000

*	The Company valued the issuance of the 150,000 commitment shares at $291,000,based upon the quoted closing trading price on the date of modification ($1.94/share).

Fair value of debt and common stock on extinguishment date*	$1,791,000
Fair value of debt subject to modification	1,500,000
Loss on debt extinguishment - related party	$291,000

*	The Company valued the issuance of the 150,000 commitment shares at $291,000, based upon the quoted closing trading price on the date of modification ($1.94/share).

Schedule of Maturities of Long Term Debt

The following represents the maturities of the Company’s various debt arrangements as noted above for each of the five (5) succeeding years and thereafter as follows:

For the Year Ended December 31,	Notes Payable - Related Parties	Notes Payable	Vehicles	Total

2024 (9 Months)	$6,237,234	$57,902	$616,860	$6,911,996
2025	-	-	282,858	282,858
2026	-	-	55,827	55,827
2027	-	-	13,884	13,884
Total	$6,237,234	$57,902	$969,429	$7,264,565

For the Year Ended December 31,	Notes Payable - Related Parties	Notes Payable	Vehicles	Total

2024	$4,802,115	$126,440	$819,788	$5,748,343
2025	-	-	282,212	282,212
2026	-	-	55,827	55,827
2027	-	-	15,451	15,451
Total	$4,802,115	$126,440	$1,173,278	$6,101,833

Nonrelated Party [Member]
Property, Plant and Equipment [Line Items]
Schedule of Company’s Notes Payable

The following is a detail of the Company’s notes payable at March 31, 2024 and December 31, 2023, respectively:

Notes Payable
Note Holder	Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Collateral		March 31, 2024	December 31, 2023
Note #1	January 19, 2024	May 24, 2024	7.00%	0.00%	Unsecured	A	$3,700,000	$-
Note #2	January 19, 2024	August 19, 2024	Included in repayments	0.00%	All assets	B	958,500	-
Note #3	January 19, 2024	August 19, 2024	Included in repayments	0.00%	All assets	C	1,437,750	-
							6,096,250	-
			Less: unamortized debt discount				789,107	-
							$5,307,143	$-

A	- Represents amount of consideration owed in connection with the purchase of STAT. See Notes 1 and 6.

B	–The Company executed a note payable (merchant cash advance) with a face amount of $1,491,000 and received net proceeds of $1,000,000. The $491,000 is considered a debt issuance cost and is being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations. Under the terms of the agreement, the lender will be repaid all principal and accrued interest of $53,250 per week over a term of 28 weeks.

C	– The Company executed a note payable (merchant cash advance) with a face amount of $2,236,500 and received net proceeds of $1,500,000. The $736,500 is considered a debt issuance cost and is being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations. Under the terms of the agreement, the lender will be repaid all principal and accrued interest of $79,875 per week over a term of 28 weeks.

Next NRG Holding Corp [Member]
Property, Plant and Equipment [Line Items]
Schedule of Company’s Notes Payable

The following represents a summary of the Company’s debt (notes payable – related party and notes payable), key terms and outstanding balances at March 31, 2024 and December 31, 2023, respectively:

	Notes Payable - Related Party	Notes Payable	Total
Balance - December 31, 2022	$34,650	$-	$34,650
Proceeds	3,835,000	-	3,835,000
Balance - December 31, 2023	3,869,650	-	3,869,650
Proceeds	1,365,000	7,427,500	8,792,500
Repayments	-	(1,331,250)	(1,331,250)
Debt discount	-	(1,227,500)	(1,227,500)
Amortization of debt discount	-	438,393	438,393
Balance - March 31, 2024	$5,234,650	$5,307,143	$10,541,793

Schedule of Company’s Notes Payable

The following is a detail of the Company’s notes payable – related party at March 31, 2024 and December 31, 2023, respectively:

Notes Payable - Related Party
Note Holder	Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Marketable Securities Received		Collateral	March 31, 2024	December 31, 2023
Note #1	January 1, 2020	May 31, 2024	10.00%	0.00%	None	A	Unsecured	$8,600	$8,600
Note #2	January 3, 2020	May 31, 2024	10.00%	0.00%	None	A	Unsecured	30	30
Note #3	March 4, 2020	May 31, 2024	10.00%	0.00%	None	A	Unsecured	20	20
Note #4	May 18, 2020	May 31, 2024	10.00%	0.00%	None	A	Unsecured	25	25
Note #5	June 24, 2020	May 31, 2024	10.00%	0.00%	None	A	Unsecured	25	25
Note #6	August 31, 2020	May 31, 2024	10.00%	0.00%	None	A	Unsecured	100	100
Note #7	March 1, 2021	May 31, 2024	10.00%	0.00%	None	A	Unsecured	100	100
Note #8	April 19, 2021	May 31, 2024	10.00%	0.00%	None	A	Unsecured	250	250
Note #9	September 3, 2021	May 31, 2024	10.00%	0.00%	None	A	Unsecured	500	500
Note #10	September 9, 2021	May 31, 2024	10.00%	0.00%	None	A	Unsecured	25,000	25,000
Note #11	May 4, 2023	May 31, 2024	10.00%	0.00%	None	A	Unsecured	15,000	15,000
Note #12	May 30, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	100,000	100,000
Note #13	June 7, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	100,000	100,000
Note #14	June 29, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	10,000	10,000
Note #15	July 3, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	250,000	250,000
Note #16	July 5, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	200,000	200,000
Note #17	July 27, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	100,000	100,000
Note #18	August 2, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	100,000	100,000
Note #19	August 8, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	80,000	80,000
Note #20	August 15, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	200,000	200,000
Note #21	August 23, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	150,000	150,000
Note #22	August 30, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	170,000	170,000
Note #23	September 6, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	250,000	250,000
Note #24	September 8, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	1,000,000	1,000,000
Note #25	September 13, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	100,000	100,000
Note #26	September 22, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	75,000	75,000
Note #27	October 30, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	10,000	10,000
Note #28	November 2, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	50,000	50,000
Note #29	November 3, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	150,000	150,000
Note #30	November 8, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	250,000	250,000
Note #31	November 15, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	75,000	75,000
Note #32	November 21, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	200,000	200,000
Note #33	December 5, 2023	May 31, 2024	18.00%	0.00%	None	B	Unsecured	200,000	200,000
Note #34	February 21, 2024	April 21, 2024	18.00%	0.00%	None		Unsecured	45,000	-
Note #35	February 28, 2024	April 28, 2024	18.00%	0.00%	52,000	C	Unsecured	300,000	-
Note #36	March 4, 2024	May 4, 2024	18.00%	0.00%	None		Unsecured	50,000	-
Note #37	March 7, 2024	May 7, 2024	18.00%	0.00%	None		Unsecured	100,000	-
Note #38	March 8, 2024	May 8, 2024	18.00%	0.00%	52,000	C	Unsecured	185,000	-
Note #39	March 14, 2024	May 14, 2024	18.00%	0.00%	None		Unsecured	150,000	-
Note #40	March 15, 2024	May 15, 2024	18.00%	0.00%	52,000	C	Unsecured	150,000	-
Note #41	March 25, 2024	May 25, 2024	18.00%	0.00%	None		Unsecured	150,000	-
Note #42	March 26, 2024	May 26, 2024	18.00%	0.00%	34,722	C	Unsecured	100,000	-
Note #43	March 27, 2024	May 27, 2024	18.00%	0.00%	None		Unsecured	135,000	-
					190,722			$5,234,650	$3,869,650

A	– These notes have a stated interest rate of 4-5%. The Company has recorded an additional 5-6% of imputed interest (10% in total) to reflect the market rate for this type of debt.

NEXTNRG HOLDING CORP AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(UNAUDITED)

B	– Prior to January 1, 2024, these notes had a stated interest rate of 4%-5%. The Company had recorded an additional 5%-6% of imputed interest (10% total) to reflect the market rate for this type of debt. Effective January 1, 2024, these notes were amended to reflect an interest rate of 18%, as a result, the Company no longer imputes interest on these notes. There were no other changes to the terms of these notes.

C	- These shares have been recorded at fair value on the consolidated balance sheets. These represent shares held in EZFL (marketable securities – related party – see note 3) in connection with advances made totaling $605,000 to EZFL.

During the three months ended March 31, 2024 and the year ended December 31, 2023, the Company received advances of $1,365,000 and $3,835,000, respectively.

During the three months ended March 31, 2024 and 2023, the Company recorded imputed interest expense of $742 and $0, respectively. See Note 8.

Notes Payable

The following is a detail of the Company’s notes payable at March 31, 2024 and December 31, 2023, respectively:

Notes Payable
Note Holder	Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Collateral		March 31, 2024	December 31, 2023
Note #1	January 19, 2024	May 24, 2024	7.00%	0.00%	Unsecured	A	$3,700,000	$-
Note #2	January 19, 2024	August 19, 2024	Included in repayments	0.00%	All assets	B	958,500	-
Note #3	January 19, 2024	August 19, 2024	Included in repayments	0.00%	All assets	C	1,437,750	-
							6,096,250	-
			Less: unamortized debt discount				789,107	-
							$5,307,143	$-

A	- Represents amount of consideration owed in connection with the purchase of STAT. See Notes 1 and 6.

B	–The Company executed a note payable (merchant cash advance) with a face amount of $1,491,000 and received net proceeds of $1,000,000. The $491,000 is considered a debt issuance cost and is being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations. Under the terms of the agreement, the lender will be repaid all principal and accrued interest of $53,250 per week over a term of 28 weeks.

C	– The Company executed a note payable (merchant cash advance) with a face amount of $2,236,500 and received net proceeds of $1,500,000. The $736,500 is considered a debt issuance cost and is being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations. Under the terms of the agreement, the lender will be repaid all principal and accrued interest of $79,875 per week over a term of 28 weeks.

Non Vehicles [Member]
Property, Plant and Equipment [Line Items]
Schedule of Company’s Notes Payable

The following is a summary of the Company’s note payable (non-vehicles) at March 31, 2024 and December 31, 2023, respectively:

Balance - December 31, 2022	$-
Face amount of note	275,250
Debt discount	(25,250)
Amortization of debt discount	9,729
Repayments	(133,289)
Balance - December 31, 2023	126,440
Amortization of debt discount	4,170
Repayments	(72,708)
Balance - March 31, 2024	$57,902

Schedule of Company’s Notes Payable

The following is a detail of the Company’s note payable (non-vehicles) at March 31, 2024 and December 31, 2023, respectively:

Note Payable
Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Collateral	March 31, 2024	December 31, 2023
April 16, 2023	December 12, 2024	*	N/A	All assets	$69,253	$141,961
				Less: unamortized debt discount	11,351	15,521
					$57,902	$126,440

*	approximately 10%

The following is a summary of the Company’s note payable (non-vehicles) at December 31, 2023 and 2022, respectively:

Balance - December 31, 2022	$-
Face amount of note	275,250
Debt discount	(25,250)
Amortization of debt discount	9,729
Repayments	(133,289)
Balance - December 31, 2023	$126,440

The following is a detail of the Company’s note payable (non-vehicles) at December 31, 2023 and 2022, respectively:

	Notes Payable
	Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Collateral	December 31, 2023	December 31, 2022
	April 16, 2023	December 12, 2024	*	N/A	All assets	$141,961	$-

*	initially 6.5%, however, subject to change at each reporting period.				Less: unamortized debt discount	15,521	-
						$126,440	$-

Vehicles [Member]
Property, Plant and Equipment [Line Items]
Schedule of Company’s Notes Payable

The following is a summary of the Company’s notes payable for its vehicles at March 31, 2024 and December 31, 2023, respectively:

Balance - December 31, 2022	$2,009,896
Repayments	(836,618)
Balance - December 31, 2023	$1,173,278
Repayments	(203,849)
Balance - March 31, 2024	$969,429

Schedule of Company’s Notes Payable

The following is a detail of the Company’s notes payable for its vehicles at March 31, 2024 and December 31, 2023, respectively:

Notes Payable - Vehicles
Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Collateral	March 31, 2024	December 31, 2023
January 15, 2021	November 15, 2025	11.00%	N/A	This vehicle	$24,994	$28,370
April 9, 2019	February 17, 2024	4.90%	N/A	This vehicle	-	1,873
December 15, 2021	December 18, 2024	3.50%	N/A	This vehicle	28,487	37,823
December 16, 2021	December 18, 2024	3.50%	N/A	This vehicle	27,885	37,023
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	31,602	40,911
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	31,602	40,911
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	31,602	40,911
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	31,602	40,911
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	33,965	43,046
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	33,965	43,046
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	34,673	43,944
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	33,964	43,045
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	40,929	50,157
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	40,929	50,157
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	41,929	51,157
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	41,504	50,862
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	41,555	50,925
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	41,555	50,925
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	41,555	50,925
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	41,555	50,925
August 4, 2022	August 18, 2025	4.99%	N/A	This vehicle	17,819	20,837
August 4, 2022	August 18, 2025	4.99%	N/A	This vehicle	17,820	20,838
November 1, 2021	November 11, 2025	4.84%	N/A	This vehicle	15,668	17,913
November 1, 2021	November 11, 2025	0.00%	N/A	This vehicle	16,150	18,572
November 1, 2021	November 11, 2025	0.00%	N/A	This vehicle	16,150	18,572
June 1, 2022	May 23, 2026	0.90%	N/A	This vehicle	21,565	24,035
June 1, 2022	May 23, 2026	0.90%	N/A	This vehicle	21,562	24,032
April 27, 2022	May 10, 2027	9.05%	N/A	This vehicle	100,283	107,047
April 27, 2022	May 1, 2026	8.50%	N/A	This vehicle	66,558	73,585
					969,429	1,173,278
				Less: current portion	616,860	811,516
				Long term portion	$352,569	$361,762

Notes Payable – Vehicles
Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Collateral	December 31, 2023	December 31, 2022
January 15, 2021	November 15, 2025	11.00%	N/A	This vehicle	$28,370	$40,976
April 9, 2019	December 12, 2023	7.44%	N/A	This vehicle	-	8,174
April 9, 2019	December 12, 2023	7.44%	N/A	This vehicle	-	6,986
April 9, 2019	February 17, 2024	4.90%	N/A	This vehicle	1,873	10,670
December 15, 2021	December 18, 2024	3.50%	N/A	This vehicle	37,823	74,357
December 16, 2021	December 18, 2024	3.50%	N/A	This vehicle	37,023	72,784
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	40,911	83,505
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	40,911	83,505
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	40,911	83,505
January 11, 2022	January 25, 2025	3.50%	N/A	This vehicle	40,911	83,505
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	43,046	78,585
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	43,046	78,585
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	43,944	80,226
February 8, 2022	February 10, 2025	3.50%	N/A	This vehicle	43,045	78,585
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,157	86,271
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,157	86,271
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	51,157	86,270
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,862	87,481
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,925	87,594
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,925	87,594
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,925	87,594
April 5, 2022	April 20, 2025	3.50%	N/A	This vehicle	50,925	87,594
August 4, 2022	August 18, 2025	4.99%	N/A	This vehicle	20,837	32,536
August 4, 2022	August 18, 2025	4.99%	N/A	This vehicle	20,838	32,536
November 1, 2021	November 11, 2025	4.84%	N/A	This vehicle	17,913	26,578
November 1, 2021	November 11, 2025	0.00%	N/A	This vehicle	18,572	28,261
November 1, 2021	November 11, 2025	0.00%	N/A	This vehicle	18,572	28,261
June 1, 2022	May 23, 2026	0.90%	N/A	This vehicle	24,035	33,813
June 1, 2022	May 23, 2026	0.90%	N/A	This vehicle	24,032	33,813
April 27, 2022	May 10, 2027	9.05%	N/A	This vehicle	107,047	132,246
April 27, 2022	May 1, 2026	8.50%	N/A	This vehicle	73,585	101,237
					1,173,278	2,009,896

				Less: current portion	819,788	811,516
				Long term portion	$353,490	$1,198,380

Schedule of Notes Payable for Vehicles

The following is a summary of the Company’s notes payable for its vehicles at December 31, 2023 and 2022, respectively:

Balance - December 31, 2021	$476,313
Acquisition of vehicles in exchange for notes payable	2,166,643
Repayments	(633,060)
Balance - December 31, 2022	2,009,896
Repayments	(836,618)
Balance - December 31, 2023	$1,173,278